Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Terms and Debt Repayment Schedule
i)
Terms and debt repayment schedule

				Successor	Successor
	Original Currency	Year of Maturity	Interest rate	As of March 31, 2025	As of March 31, 2024
			%	US$’000	US$’000
Loan from Sumitomo Corporation Asia & Oceania Pte. Ltd., a former related party to the Successor	USD	2026*	3M Term SOFR + 5.6% per annum	—	6,504**
Lease liabilities	USD/MYR/ SAR/THB/ BND	2026 to 2040	2.84% to 8.00%	7,283	2,584
Total interest-bearing liabilities				7,283	9,088

* These loans were repaid in full in April 2024.

** The loan amount of $6.5 million included an accrued interest of $0.7 million under the terms of the loan.

Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities
ii)
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Loans and Borrowings	Lease liabilities (See Note 9)	Total
	US$’000	US$’000	US$’000
Successor
As at June 16, 2023	9,719	4,501	14,220
Changes from financing cash flows
Repayment of amount due to a former related party of the predecessor	(3,000)	—	(3,000)
Repayment of loans and borrowings	(874)	—	(874)
Interest paid	(98)	(125)	(223)
Payment of lease liabilities	—	(824)	(824)
Total changes from financing cash flows	(3,972)	(949)	(4,921)
Effect of changes in foreign exchange rates	—	(84)	(84)
Other changes liability-related
Recognition of lease liabilities	—	144	144
Termination of lease liabilities	—	(1,153)	(1,153)
Interest expenses	757	125	882
Total liability-related other changes	757	(968)	(211)
As at March 31, 2024	6,504	2,584	9,088
Changes from financing cash flows
Repayment of loans and borrowings	(6,504)	—	(6,504)
Interest paid	(32)	(221)	(253)
Payment of lease liabilities	—	(1,302)	(1,302)
Total changes from financing cash flows	(6,536)	(1,523)	(8,059)
Effect of changes in foreign exchange rates	—	114	114
Other changes liability-related
Recognition of lease liabilities	—	7,486	7,486
Termination of lease liabilities	—	(1,599)	(1,599)
Interest expenses	32	221	253
Total liability-related other changes	32	6,222	6,254
As at March 31, 2025	—	7,283	7,283

	Amount due to related parties (See Note 23)	Loans and Borrowings	Lease liabilities (See Note 9)	Total
	US$’000	US$’000	US$’000	US$’000
Predecessor
As at April 1, 2023	28,038	—	4,834	32,872
Changes from financing cash flows
Proceeds from loans and borrowings	—	874	—	874
Repayment of amount due to a related party	(28,038)	—	—	(28,038)
Proceeds due to a related party	8,845	—	—	8,845
Interest paid	(162)	(5)	(24)	(191)
Payment of lease liabilities	—	—	(197)	(197)
Total changes from financing cash flows	(19,355)	869	(221)	(18,707)
Effect of changes in foreign exchange rates	—	—	(136)	(136)
Other changes liability-related
Interest expenses	162	5	24	191
Total liability-related other changes	162	5	(112)	55
As at June 15, 2023	8,845	874	4,501	14,220